SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Office computer equipment	Dec. 31, 2014 Office furniture and equipment	Dec. 31, 2014 Software	Dec. 31, 2014 Servers and network equipment	Dec. 31, 2014 Motor vehicles
Restricted cash
Restricted cash balance	$ 99,537	617,586	2,679
Amount of restricted deposits as collateral for a short-term bank loan	$ 98,620	611,900
Property and equipment, net
Estimated useful life of asset				3 years	3 years	3 years	3 years	5 years